Allowance for impairment losses - Income statement charges (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Allowance for impairment losses.
Total impairment charged	£ 3,625	£ 589	£ 1,362
Drawn balance
Allowance for impairment losses.
Total impairment charged	3,330	£ 609	1,380
Undrawn balance
Allowance for impairment losses.
Total impairment charged	289		(17)
Financial assets at FVOCI
Allowance for impairment losses.
Total impairment charged	£ 6		£ (1)